Subordinated Debt to Nonconsolidated Subsidiaries	12 Months Ended
Dec. 31, 2011
Subordinated Debt to Nonconsolidated Subsidiaries [Abstract]
Subordinated Debt to Nonconsolidated Subsidiaries
Note 13 - Subordinated Debt to Nonconsolidated Subsidiaries

During the third quarters 2003 and 2004, the Company formed SAVB Capital Trust I and SAVB Capital Trust II (the “Trusts”), nonconsolidated subsidiaries whose sole purpose was to issue $6,000,000 and $4,000,000, respectively, in Trust Preferred Securities through investment pools sponsored by two national brokerage firms.  The Trust Preferred Securities have maturities of 30 years and are both redeemable at the Company's option on any quarterly interest payment date.  At December 31, 2011, the interest rates on the securities were 3.25 and 2.75 percent, respectively, with quarterly resets at the three-month LIBOR plus 2.85 and 2.20 percent, respectively.  The Company's liabilities to the nonconsolidated Trusts are recorded as liabilities of $6.186 million and $4.124 million and investments (included in other assets) of $186,000 and $124,000, respectively, in the consolidated balance sheet.  Subject to certain limitations, the securities qualify as Tier 1 capital for regulatory capital purposes under FRB regulations.